Quarterly Holdings Report
for
Fidelity® Enhanced Small Cap ETF
September 30, 2024
CPE-NPRT1-1124
1.9910070.100
Common Stocks - 97.6%
	Shares	Value ($)
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp	23,063	212,180
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (b)	24,749	278,674
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Teekay Tankers Ltd Class A	26,242	1,528,597
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Affimed NV (b)	13,228	44,446
IRELAND - 0.6%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	54,797	991,826
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Cimpress PLC (b)	52,486	4,299,653
TOTAL IRELAND		5,291,479
ISRAEL - 0.0%
Information Technology - 0.0%
Software - 0.0%
Sapiens International Corp NV	6,480	241,510
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	28,040	1,999,252
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SFL Corp Ltd	24,480	283,234
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
First BanCorp/Puerto Rico	138,552	2,933,146
Ofg Bancorp	45,996	2,066,140

TOTAL PUERTO RICO		4,999,286
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)(c)	11,076	34,888
THAILAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Fabrinet (b)	29,184	6,900,265
UNITED STATES - 95.3%
Communication Services - 3.7%
Diversified Telecommunication Services - 1.4%
AST SpaceMobile Inc Class A (b)(c)	17,582	459,769
Atn International Inc	35,217	1,138,918
Bandwidth Inc Class A (b)	188,509	3,300,793
Cogent Communications Holdings Inc	12,784	970,561
Lumen Technologies Inc (b)	959,762	6,814,310
Shenandoah Telecommunications Co	21,296	300,487
		12,984,838
Entertainment - 0.6%
Cinemark Holdings Inc (b)	12,477	347,360
Eventbrite Inc Class A (b)	43,032	117,477
Lions Gate Entertainment Corp Class A (b)(c)	144,545	1,131,788
Lions Gate Entertainment Corp Class B (b)	161,907	1,120,396
Madison Square Garden Entertainment Corp Class A (b)	69,776	2,967,573
		5,684,594
Interactive Media & Services - 1.2%
Shutterstock Inc (c)	26,511	937,694
TrueCar Inc (b)	231,188	797,599
Vimeo Inc Class A (b)(c)	687,194	3,470,330
Yelp Inc Class A (b)	152,756	5,358,680
Zedge Inc Class B (b)	33,219	122,910
ZipRecruiter Inc Class A (b)	47,503	451,279
		11,138,492
Media - 0.2%
Gannett Co Inc (b)	48,440	272,232
John Wiley & Sons Inc Class A	28,943	1,396,500
		1,668,732
Wireless Telecommunication Services - 0.3%
Spok Holdings Inc	12,605	189,831
Telephone and Data Systems Inc	113,925	2,648,757
		2,838,588
Consumer Discretionary - 9.1%
Automobile Components - 0.8%
American Axle & Manufacturing Holdings Inc (b)	332,235	2,053,212
Cooper-Standard Holdings Inc (b)(c)	92,898	1,288,495
Goodyear Tire & Rubber Co/The (b)	414,775	3,670,759
		7,012,466
Diversified Consumer Services - 0.3%
2U Inc (b)(d)	25,387	0
Chegg Inc (b)(c)	188,689	333,980
Frontdoor Inc (b)	13,504	648,057
Graham Holdings Co Class B	2,478	2,036,222
		3,018,259
Hotels, Restaurants & Leisure - 1.3%
Brinker International Inc (b)	9,681	740,887
Dine Brands Global Inc	4,760	148,655
International Game Technology PLC	237,537	5,059,538
Light & Wonder Inc Class A (b)	27,444	2,489,994
PlayAGS Inc (b)	82,144	935,620
Shake Shack Inc Class A (b)	17,546	1,810,923
Texas Roadhouse Inc	2,313	408,476
		11,594,093
Household Durables - 3.0%
Ethan Allen Interiors Inc	10,298	328,403
Flexsteel Industries Inc	24,788	1,097,861
Installed Building Products Inc (c)	28,071	6,913,046
KB Home	10,642	911,913
M/I Homes Inc (b)	38,325	6,567,372
Meritage Homes Corp	16,661	3,416,671
Taylor Morrison Home Corp (b)	68,348	4,802,130
Tri Pointe Homes Inc (b)	82,771	3,750,354
		27,787,750
Leisure Products - 0.0%
Funko Inc Class A (b)	28,924	353,451
Specialty Retail - 3.6%
Abercrombie & Fitch Co Class A (b)	48,994	6,854,261
American Eagle Outfitters Inc	242,681	5,433,628
Carparts Com Inc (b)	287,398	260,468
Carvana Co Class A (b)	28,888	5,029,690
ODP Corp/The (b)	76,533	2,276,857
Petco Health & Wellness Co Inc Class A (b)(c)	690,545	3,141,980
Sally Beauty Holdings Inc (b)	145,618	1,976,036
Sleep Number Corp (b)	19,967	365,795
Sonic Automotive Inc Class A (c)	37,222	2,176,743
Upbound Group Inc	152,165	4,867,758
Urban Outfitters Inc (b)	21,092	808,035
Victoria's Secret & Co (b)	8,331	214,106
		33,405,357
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc (b)	40,515	297,785
Rocky Brands Inc	7,381	235,159
		532,944
TOTAL CONSUMER DISCRETIONARY		83,704,320

Consumer Staples - 3.2%
Beverages - 1.3%
Coca-Cola Consolidated Inc	3,463	4,558,693
National Beverage Corp	5,198	243,994
Primo Water Corp (United States)	248,018	6,262,455
		11,065,142
Consumer Staples Distribution & Retail - 1.2%
Natural Grocers by Vitamin Cottage Inc	29,506	876,033
PriceSmart Inc	3,476	319,027
Sprouts Farmers Market Inc (b)	77,403	8,546,066
Weis Markets Inc (c)	16,459	1,134,519
		10,875,645
Food Products - 0.6%
B&G Foods Inc (c)	90,130	800,354
Cal-Maine Foods Inc	14,936	1,117,810
Fresh Del Monte Produce Inc	42,949	1,268,713
John B Sanfilippo & Son Inc	2,517	237,378
Lancaster Colony Corp	14,372	2,537,665
		5,961,920
Household Products - 0.1%
WD-40 Co (c)	3,250	838,110
Personal Care Products - 0.0%
Medifast Inc	15,156	290,085
Tobacco - 0.0%
Turning Point Brands Inc	978	42,201
Universal Corp/VA	5,802	308,144
		350,345
TOTAL CONSUMER STAPLES		29,381,247

Energy - 3.9%
Energy Equipment & Services - 1.5%
Archrock Inc	162,590	3,290,823
Bristow Group Inc (b)	27,939	969,204
ChampionX Corp	33,789	1,018,738
Helix Energy Solutions Group Inc (b)	156,806	1,740,547
Helmerich & Payne Inc	70,044	2,130,738
Nabors Industries Ltd (b)(c)	31,245	2,014,365
Nabors Industries Ltd warrants 6/11/2026 (b)	10,764	58,233
Oceaneering International Inc (b)	5,521	137,307
Oil States International Inc (b)	94,889	436,489
Transocean Ltd (b)(c)	33,504	142,392
Weatherford International PLC	20,939	1,778,140
		13,716,976
Oil, Gas & Consumable Fuels - 2.4%
California Resources Corp	58,419	3,065,245
CONSOL Energy Inc	15,786	1,652,005
Crescent Energy Co Class A	437,890	4,794,897
Delek US Holdings Inc	89,556	1,679,175
Excelerate Energy Inc Class A	18,719	412,005
Green Plains Inc (b)	71,541	968,665
Matador Resources Co	85,283	4,214,686
Murphy Oil Corp	72,833	2,457,385
Riley Exploration Permian Inc (c)	36,701	972,209
Uranium Energy Corp (b)(c)	58,235	361,639
World Kinect Corp	50,465	1,559,873
		22,137,784
TOTAL ENERGY		35,854,760

Financials - 16.8%
Banks - 7.8%
1st Source Corp	20,216	1,210,534
Amalgamated Financial Corp	18,749	588,156
Ameris Bancorp	59,667	3,722,624
Atlantic Union Bankshares Corp (c)	50,975	1,920,228
Axos Financial Inc (b)	34,851	2,191,431
BancFirst Corp	43,921	4,622,685
Bancorp Inc/The (b)	23,995	1,283,733
Bank of Hawaii Corp (c)	20,396	1,280,257
Banner Corp	17,511	1,042,955
Byline Bancorp Inc	16,092	430,783
Cadence Bank	48,427	1,542,400
Capital City Bank Group Inc	3,885	137,102
Cathay General Bancorp	9,475	406,951
Central Pacific Financial Corp	74,681	2,203,836
Community Financial System Inc	33,905	1,968,863
Community Trust Bancorp Inc	11,830	587,478
CVB Financial Corp	23,901	425,916
Financial Institutions Inc	25,022	637,310
First Busey Corp	87,731	2,282,761
First Commonwealth Financial Corp	11,893	203,965
First Financial Bancorp	35,092	885,371
First Financial Bankshares Inc	65,658	2,430,003
First Merchants Corp	34,222	1,273,058
Fulton Financial Corp	93,053	1,687,051
Great Southern Bancorp Inc	38,240	2,191,534
Hancock Whitney Corp	36,689	1,877,376
Independent Bank Corp	13,688	809,371
Lakeland Financial Corp	57,290	3,730,725
Mercantile Bank Corp	5,582	244,045
Midland States Bancorp Inc	14,660	328,091
NB Bancorp Inc	135,987	2,523,919
Nbt Bancorp Inc	7,298	322,791
Northfield Bancorp Inc	109,447	1,269,585
Northwest Bancshares Inc	370,744	4,960,555
Park National Corp (c)	4,270	717,275
Peapack-Gladstone Financial Corp	18,780	514,760
Provident Financial Services Inc	175,974	3,266,077
Renasant Corp (c)	58,426	1,898,845
S&T Bancorp Inc	6,983	293,077
ServisFirst Bancshares Inc	10,494	844,242
Sierra Bancorp	24,012	693,467
Stellar Bancorp Inc	7,932	205,359
UMB Financial Corp	42,337	4,450,042
United Bankshares Inc/WV	46,249	1,715,838
United Community Banks Inc/GA	46,364	1,348,265
Univest Financial Corp	10,072	283,426
Westamerica BanCorp	36,093	1,783,716
		71,237,832
Capital Markets - 2.9%
BGC Group Inc Class A	608,839	5,589,142
Federated Hermes Inc Class B	119,962	4,411,003
Oppenheimer Holdings Inc Class A	8,143	416,596
Piper Sandler Cos	5,128	1,455,378
PJT Partners Inc Class A	11,284	1,504,609
StepStone Group Inc Class A	32,580	1,851,521
Stifel Financial Corp	27,909	2,620,655
StoneX Group Inc (b)	26,456	2,166,217
Virtus Invt Partners Inc	10,545	2,208,650
WisdomTree Inc	443,532	4,430,885
		26,654,656
Consumer Finance - 0.9%
EZCORP Inc Class A (b)	159,815	1,791,526
FirstCash Holdings Inc	4,828	554,254
PROG Holdings Inc	114,457	5,550,020
Regional Management Corp	20,049	655,803
		8,551,603
Financial Services - 2.5%
AvidXchange Holdings Inc (b)	397,745	3,225,712
Compass Diversified Holdings	166,283	3,679,843
Enact Holdings Inc	30,037	1,091,244
Flywire Corp (b)	22,061	361,580
Jackson Financial Inc	58,822	5,366,331
Marqeta Inc Class A (b)	44,667	219,761
NMI Holdings Inc (b)	72,824	2,999,621
Payoneer Global Inc (b)	751,455	5,658,456
Waterstone Financial Inc	47,781	702,381
		23,304,929
Insurance - 2.2%
Amerisafe Inc	25,428	1,228,935
CNO Financial Group Inc	57,659	2,023,831
Genworth Financial Inc Class A (b)	455,151	3,117,784
HCI Group Inc (c)	21,383	2,289,264
Heritage Insurance Holdings Inc (b)	57,590	704,902
Lemonade Inc (b)(c)	211,236	3,483,282
Mercury General Corp	4,251	267,728
Oscar Health Inc Class A (b)	73,650	1,562,117
Root Inc/OH Class A (b)(c)	10,148	383,391
Selective Insurance Group Inc	45,954	4,287,508
Trupanion Inc (b)	22,921	962,224
Universal Insurance Holdings Inc	7,518	166,598
		20,477,564
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Brightspire Capital Inc Class A	64,749	362,594
Kkr Real Estate Finance Trust Inc	164,734	2,034,466
Ladder Capital Corp Class A	85,422	990,895
TPG RE Finance Trust Inc	172,495	1,471,382
		4,859,337
TOTAL FINANCIALS		155,085,921

Health Care - 16.3%
Biotechnology - 9.1%
2seventy bio Inc (b)(c)	84,268	397,745
89bio Inc (b)	50,567	374,196
Absci Corp (b)(c)	142,214	543,257
ACADIA Pharmaceuticals Inc (b)	60,185	925,645
ACELYRIN Inc (b)	87,753	432,622
Adaptimmune Therapeutics Plc ADR (b)	162,117	154,076
Adicet Bio Inc (b)	223,273	321,513
ADMA Biologics Inc (b)	49,597	991,444
Adverum Biotechnologies Inc (b)	19,337	135,746
Aerovate Therapeutics Inc (b)	48,425	101,208
Agenus Inc (b)(c)	51,002	279,491
Agios Pharmaceuticals Inc (b)	28,171	1,251,638
Akebia Therapeutics Inc (b)(c)	426,002	562,323
Akero Therapeutics Inc (b)	17,457	500,841
Alector Inc (b)	44,330	206,578
Alkermes PLC (b)	74,605	2,088,194
Allakos Inc (b)	339,395	221,693
Allovir Inc (b)	121,151	97,951
Altimmune Inc (b)(c)	26,016	159,738
ALX Oncology Holdings Inc (b)	20,120	36,618
Amicus Therapeutics Inc (b)	139,074	1,485,310
Anika Therapeutics Inc (b)	15,607	385,493
Annexon Inc (b)	84,686	501,341
Apogee Therapeutics Inc (b)	1,800	105,732
Arbutus Biopharma Corp (b)	55,551	213,871
Arcellx Inc (b)	3,187	266,146
Arcturus Therapeutics Holdings Inc (b)	29,522	685,206
Arcutis Biotherapeutics Inc (b)(c)	93,395	868,574
Arrowhead Pharmaceuticals Inc (b)	23,333	451,960
Assembly Biosciences Inc (b)	11,842	179,288
Atara Biotherapeutics Inc (b)	9,146	74,357
Atreca Inc Class A (b)(d)	1,061	94
Avid Bioservices Inc (b)	46,801	532,595
Avidity Biosciences Inc (b)	46,664	2,143,278
Beam Therapeutics Inc (b)	10,195	249,778
BioCryst Pharmaceuticals Inc (b)	135,614	1,030,666
Biohaven Ltd (b)	34,144	1,706,176
Black Diamond Therapeutics Inc (b)(c)	119,508	519,860
Bluebird Bio Inc (b)	39,708	20,628
Blueprint Medicines Corp (b)	17,235	1,594,238
Bolt Biotherapeutics Inc (b)	82,290	53,324
Bridgebio Pharma Inc (b)	30,795	784,041
C4 Therapeutics Inc (b)(c)	107,853	614,762
CareDx Inc (b)	47,764	1,491,431
Caribou Biosciences Inc (b)(c)	94,062	184,362
Carisma Therapeutics Inc (b)	172	169
Carisma Therapeutics Inc rights (b)(d)	304,482	2
Cartesian Therapeutics Inc rights (b)(d)	85,524	36,775
Catalyst Pharmaceuticals Inc (b)	60,176	1,196,299
Celldex Therapeutics Inc (b)	23,339	793,293
Cogent Biosciences Inc (b)	49,129	530,593
Coherus Biosciences Inc (b)(c)	147,752	153,662
Corbus Pharmaceuticals Holdings Inc (b)(c)	7,781	160,522
Crinetics Pharmaceuticals Inc (b)	16,585	847,494
Cytokinetics Inc (b)	29,708	1,568,582
CytomX Therapeutics Inc (b)	173,248	204,433
Denali Therapeutics Inc (b)	24,629	717,443
Design Therapeutics Inc (b)(c)	68,640	369,283
Dynavax Technologies Corp (b)	14,295	159,246
Dyne Therapeutics Inc (b)	37,819	1,358,458
Eagle Pharmaceuticals Inc/DE (b)	19,167	71,493
Editas Medicine Inc (b)(c)	114,959	392,010
Emergent BioSolutions Inc (b)	82,366	687,756
Enanta Pharmaceuticals Inc (b)	25,725	266,511
Erasca Inc (b)(c)	188,161	513,680
Fate Therapeutics Inc (b)(c)	144,129	504,452
FibroGen Inc (b)	275,250	109,935
Fortress Biotech Inc (b)(c)	5,832	8,426
Geron Corp (b)	100,665	457,019
Gritstone Bio Inc (b)(c)	325,627	188,831
Halozyme Therapeutics Inc (b)	35,735	2,045,471
Heron Therapeutics Inc (b)(c)	285,505	568,155
Humacyte Inc Class A (b)(c)	63,254	344,102
Ideaya Biosciences Inc (b)	14,131	447,670
Immunovant Inc (b)	10,682	304,544
Inhibrx Biosciences Inc (c)	23,082	361,464
Inovio Pharmaceuticals Inc (b)(c)	14,678	84,839
Insmed Inc (b)	60,721	4,432,633
Intellia Therapeutics Inc (b)	11,238	230,941
Iovance Biotherapeutics Inc (b)	43,046	404,202
Ironwood Pharmaceuticals Inc Class A (b)	113,657	468,267
Jasper Therapeutics Inc Class A (b)	21,718	408,516
Jounce Therapeutics Inc rights (b)(d)	118,367	1
KalVista Pharmaceuticals Inc (b)(c)	39,303	455,129
Karyopharm Therapeutics Inc (b)	275,152	228,376
Kodiak Sciences Inc (b)	132,635	346,177
Krystal Biotech Inc (b)	5,933	1,079,984
Kura Oncology Inc (b)	57,244	1,118,548
Kymera Therapeutics Inc (b)	5,284	250,092
MacroGenics Inc (b)	89,611	294,820
Madrigal Pharmaceuticals Inc (b)(c)	4,406	935,041
Mersana Therapeutics Inc (b)(c)	97,762	184,770
MiMedx Group Inc (b)	32,956	194,770
Mustang Bio Inc (b)	7,489	1,761
Myriad Genetics Inc (b)	44,071	1,207,105
Neurogene Inc (b)	5,267	221,003
Nkarta Inc (b)	77,109	348,533
Novavax Inc (b)(c)	79,174	999,968
Nurix Therapeutics Inc (b)(c)	51,833	1,164,688
Nuvalent Inc Class A (b)	4,690	479,787
Oncternal Therapeutics Inc rights (b)(d)	1,148	0
Organogenesis Holdings Inc Class A (b)(c)	139,230	398,198
ORIC Pharmaceuticals Inc (b)(c)	65,401	670,360
Perspective Therapeutics Inc (b)	53,309	711,675
Precigen Inc (b)	227,970	215,910
Protagonist Therapeutics Inc (b)	18,558	835,110
PTC Therapeutics Inc (b)	38,981	1,446,195
Puma Biotechnology Inc (b)	77,605	197,893
Q32 Bio Inc (b)	3,611	161,123
Q32 Bio Inc rights (b)(d)	40,603	0
RAPT Therapeutics Inc (b)	8,720	17,527
Recursion Pharmaceuticals Inc Class A (b)(c)	123,201	811,895
Relay Therapeutics Inc (b)	50,118	354,835
Replimune Group Inc (b)	60,801	666,379
REVOLUTION Medicines Inc (b)	40,289	1,827,106
Rhythm Pharmaceuticals Inc (b)(c)	20,800	1,089,712
Rigel Pharmaceuticals Inc (b)	20,031	324,102
Rocket Pharmaceuticals Inc (b)	37,781	697,815
Sage Therapeutics Inc (b)(c)	81,908	591,376
Sana Biotechnology Inc (b)(c)	111,328	463,124
Sangamo Therapeutics Inc (b)	287,783	249,249
Savara Inc (b)	52,804	223,889
Scholar Rock Holding Corp (b)(c)	63,988	512,544
Solid Biosciences Inc (b)	40,302	280,905
SpringWorks Therapeutics Inc (b)	7,122	228,189
Summit Therapeutics Inc (b)(c)	15,775	345,473
Surface Oncology Inc rights (b)(d)	60,289	1
Sutro Biopharma Inc (b)	125,948	435,780
Syndax Pharmaceuticals Inc (b)	35,636	685,993
Taysha Gene Therapies Inc (b)	241,470	485,355
Tenaya Therapeutics Inc (b)	78,757	152,001
TG Therapeutics Inc (b)	36,814	861,079
Tourmaline Bio Inc	7,483	192,388
Travere Therapeutics Inc (b)	96,499	1,350,021
Twist Bioscience Corp (b)	31,967	1,444,269
UroGen Pharma Ltd (b)(c)	11,655	148,019
Vanda Pharmaceuticals Inc (b)(c)	95,587	448,303
Vaxcyte Inc (b)	36,869	4,213,021
Vera Therapeutics Inc Class A (b)	4,957	219,099
Veracyte Inc (b)	38,781	1,320,105
Verastem Inc (b)	4,740	14,173
Vericel Corp (b)	16,086	679,634
Voyager Therapeutics Inc (b)(c)	60,530	354,101
XBiotech Inc (b)(c)	21,008	162,392
Xencor Inc (b)	9,040	181,794
Y-mAbs Therapeutics Inc (b)	21,258	279,543
Zentalis Pharmaceuticals Inc (b)	115,350	424,488
		84,204,895
Health Care Equipment & Supplies - 2.9%
Accuray Inc Del (b)	399,407	718,933
AngioDynamics Inc (b)	21,607	168,102
Artivion Inc (b)	81,805	2,177,649
AtriCure Inc (b)	35,310	990,092
Avanos Medical Inc (b)	93,829	2,254,711
Axogen Inc (b)	111,278	1,560,118
Axonics Inc (b)	4,239	295,034
Bioventus Inc (b)	112,343	1,342,499
Cerus Corp (b)(c)	336,534	585,569
CONMED Corp (c)	47,344	3,404,980
Glaukos Corp (b)	1,749	227,860
Haemonetics Corp (b)	15,293	1,229,251
Inari Medical Inc (b)	6,607	272,473
Integra LifeSciences Holdings Corp (b)	65,964	1,198,566
iRadimed Corp	9	453
Lantheus Holdings Inc (b)	20,140	2,210,365
LeMaitre Vascular Inc	3,275	304,215
LivaNova PLC (b)	12,602	662,109
Merit Medical Systems Inc (b)	39,306	3,884,612
RxSight Inc (b)	4,078	201,576
Tactile Systems Technology Inc (b)	52,485	766,806
Tandem Diabetes Care Inc (b)	12,474	529,022
Treace Medical Concepts Inc (b)(c)	59,145	343,041
Varex Imaging Corp (b)	120,034	1,430,805
Zimvie Inc (b)	14,038	222,783
		26,981,624
Health Care Providers & Services - 1.5%
23andMe Holding Co Class A (b)	679,631	236,172
Addus HomeCare Corp (b)	8,265	1,099,493
AMN Healthcare Services Inc (b)	25,109	1,064,371
BrightSpring Health Services Inc (b)	176,096	2,585,089
Brookdale Senior Living Inc (b)	114,195	775,384
CorVel Corp (b)	1,151	376,250
Ensign Group Inc/The	1,925	276,854
Guardant Health Inc (b)	118,541	2,719,331
HealthEquity Inc (b)	23,922	1,958,016
Hims & Hers Health Inc Class A (b)	13,246	243,991
Option Care Health Inc (b)	60,244	1,885,637
PACS Group Inc	6,025	240,819
Patterson Cos Inc	11,898	259,852
Talkspace Inc Class A (b)	76,620	160,136
		13,881,395
Health Care Technology - 0.6%
Health Catalyst Inc (b)	135,765	1,105,127
HealthStream Inc	62,810	1,811,440
Phreesia Inc (b)	73,644	1,678,347
Veradigm Inc (b)(c)	61,240	594,028
		5,188,942
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp (b)(c)	151,269	774,497
Codexis Inc (b)(c)	145,842	449,193
Cytek Biosciences Inc (b)(c)	94,883	525,652
Medpace Holdings Inc (b)	2,048	683,622
NanoString Technologies Inc (b)(d)	84,939	6,099
OmniAb Inc (b)(c)	104,742	443,059
Pacific Biosciences of California Inc (b)(c)	389,060	661,402
Quanterix Corp (b)	15,509	200,997
		3,744,521
Pharmaceuticals - 1.8%
Amneal Intermediate Inc Class A (b)	135,520	1,127,526
Amphastar Pharmaceuticals Inc (b)	20,978	1,018,062
ANI Pharmaceuticals Inc (b)	12,576	750,284
Arvinas Inc (b)	23,870	587,918
Atea Pharmaceuticals Inc (b)	63,662	213,268
Axsome Therapeutics Inc (b)	6,857	616,239
Cara Therapeutics Inc (b)	155,580	47,919
Collegium Pharmaceutical Inc (b)(c)	23,921	924,307
Corcept Therapeutics Inc (b)	40,510	1,874,803
Edgewise Therapeutics Inc (b)	45,201	1,206,415
Evolus Inc (b)	52,936	857,563
Harmony Biosciences Holdings Inc (b)	4,295	171,800
Harrow Inc (b)(c)	6,189	278,257
Ligand Pharmaceuticals Inc (b)	7,669	767,590
Nektar Therapeutics (b)	159,555	207,422
Nuvation Bio Inc Class A (b)	241,829	553,788
Pacira BioSciences Inc (b)	46,975	706,974
Phibro Animal Health Corp Class A	19,005	427,993
Prestige Consumer Healthcare Inc (b)	25,882	1,866,092
Relmada Therapeutics Inc (b)	84,718	274,486
Revance Therapeutics Inc (b)	139,902	726,091
SIGA Technologies Inc (c)	741	5,002
Supernus Pharmaceuticals Inc (b)	4,082	127,277
Terns Pharmaceuticals Inc (b)	54,993	458,642
Ventyx Biosciences Inc (b)	10,227	22,295
WaVe Life Sciences Ltd (b)	52,322	429,040
		16,247,053
TOTAL HEALTH CARE		150,248,430

Industrials - 16.6%
Aerospace & Defense - 1.1%
AAR Corp (b)	73,282	4,789,712
Astronics Corp (b)	28,286	551,011
Ducommun Inc (b)	25,059	1,649,634
Kratos Defense & Security Solutions Inc (b)	76,650	1,785,945
Moog Inc Class A	2,479	500,808
National Presto Industries Inc	3,521	264,568
Park Aerospace Corp	17,052	222,188
Virgin Galactic Holdings Inc Class A (b)(c)	18,759	114,429
		9,878,295
Building Products - 1.4%
Apogee Enterprises Inc	44,919	3,145,004
CSW Industrials Inc	4,062	1,488,276
Gibraltar Industries Inc (b)	28,531	1,995,173
Griffon Corp	44,313	3,101,910
Janus International Group Inc (b)	71,236	720,196
Resideo Technologies Inc (b)	99,197	1,997,828
UFP Industries Inc	2,384	312,804
		12,761,191
Commercial Services & Supplies - 2.3%
ABM Industries Inc	57,036	3,009,219
Brady Corp Class A	15,318	1,173,818
Brink's Co/The	25,696	2,971,485
CECO Environmental Corp (b)	141,024	3,976,878
GEO Group Inc/The (b)	110,964	1,425,887
HNI Corp	35,356	1,903,567
Interface Inc	61,782	1,172,005
OPENLANE Inc (b)	191,584	3,233,939
Pitney Bowes Inc	199,402	1,421,736
Steelcase Inc Class A	61,858	834,464
		21,122,998
Construction & Engineering - 2.0%
Arcosa Inc	10,221	968,542
Comfort Systems USA Inc	9,994	3,901,158
Dycom Industries Inc (b)	7,910	1,559,061
EMCOR Group Inc	11,396	4,906,320
Fluor Corp (b)	105,617	5,038,987
Limbach Holdings Inc (b)	22,875	1,733,010
		18,107,078
Electrical Equipment - 1.5%
American Superconductor Corp (b)	1,831	43,211
Array Technologies Inc (b)	92,267	608,962
EnerSys	55,279	5,641,222
Fluence Energy Inc Class A (b)(c)	35,062	796,258
LSI Industries Inc	54,661	882,775
Powell Industries Inc	802	178,036
Preformed Line Products Co	17,727	2,270,474
Thermon Group Holdings Inc (b)	24,284	724,635
Vicor Corp (b)	61,547	2,591,129
		13,736,702
Ground Transportation - 0.2%
Marten Transport Ltd	120,615	2,134,886
RXO Inc (b)	20,560	575,679
		2,710,565
Machinery - 3.3%
Atmus Filtration Technologies Inc	59,313	2,226,017
Blue Bird Corp (b)	9,444	452,934
Enerpac Tool Group Corp Class A	61,791	2,588,425
Federal Signal Corp	22,754	2,126,589
Gorman-Rupp Co/The	8,185	318,806
Hurco Cos Inc	27,613	581,806
Hyster-Yale Inc Class A	35,210	2,245,342
L B Foster Co Class A (b)(c)	10,777	220,173
Mueller Water Products Inc Class A1	283,747	6,157,310
Proto Labs Inc (b)(c)	19,534	573,714
Tennant CO	30,062	2,887,154
Terex Corp	65,336	3,456,928
Trinity Industries Inc	70,162	2,444,444
Watts Water Technologies Inc Class A	18,919	3,919,828
		30,199,470
Marine Transportation - 0.2%
Matson Inc	20,023	2,855,680
Passenger Airlines - 0.7%
Joby Aviation Inc Class A (b)(c)	54,417	273,718
SkyWest Inc (b)	67,506	5,739,360
		6,013,078
Professional Services - 2.1%
Barrett Business Services Inc	77,666	2,913,252
CRA International Inc	11,002	1,928,871
CSG Systems International Inc	107,234	5,216,934
ExlService Holdings Inc (b)	116,240	4,434,556
Huron Consulting Group Inc (b)	16,746	1,820,290
Parsons Corp (b)	21,990	2,279,923
Planet Labs PBC Class A (b)(c)	269,767	601,580
TriNet Group Inc	2,104	204,025
TTEC Holdings Inc	61	358
		19,399,789
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies Inc	17,475	3,899,197
Beacon Roofing Supply Inc (b)	2,755	238,114
Boise Cascade Co	2,501	352,591
DXP Enterprises Inc/TX (b)	23,183	1,237,045
FTAI Aviation Ltd	62,664	8,328,046
GATX Corp	526	69,668
Global Industrial Co	21,546	731,918
Mrc Global Inc (b)	62,285	793,511
Rush Enterprises Inc Class A	13,007	687,160
		16,337,250
TOTAL INDUSTRIALS		153,122,096

Information Technology - 13.0%
Communications Equipment - 0.7%
CommScope Holding Co Inc (b)	645,727	3,945,393
Extreme Networks Inc (b)	113,908	1,712,037
Harmonic Inc (b)	74,206	1,081,181
		6,738,611
Electronic Equipment, Instruments & Components - 2.5%
Arlo Technologies Inc (b)	119,102	1,442,325
Badger Meter Inc (c)	18,159	3,966,107
Belden Inc	26,541	3,108,747
Benchmark Electronics Inc	83,453	3,698,637
Daktronics Inc (b)	31,326	404,419
Itron Inc (b)	39,764	4,247,193
Kimball Electronics Inc (b)	33,419	618,586
PC Connection Inc	25,866	1,951,072
Plexus Corp (b)	3,559	486,551
Sanmina Corp (b)	48,838	3,342,961
		23,266,598
IT Services - 0.2%
Core Scientific Inc	159,879	1,896,165
Semiconductors & Semiconductor Equipment - 2.8%
Alpha & Omega Semiconductor Ltd (b)	4,479	166,260
Ambarella Inc (b)	9,433	532,068
Credo Technology Group Holding Ltd (b)	114,363	3,522,380
Diodes Inc (b)	6,858	439,529
FormFactor Inc (b)	72,441	3,332,286
MaxLinear Inc Class A (b)	309,020	4,474,610
Onto Innovation Inc (b)	3,055	634,096
PDF Solutions Inc (b)	86,009	2,724,765
Photronics Inc (b)	72,472	1,794,407
Rambus Inc (b)	35,630	1,504,299
Semtech Corp (b)	65,439	2,987,945
Ultra Clean Holdings Inc (b)	84,266	3,364,741
		25,477,386
Software - 6.7%
8x8 Inc (b)(c)	1,013,859	2,068,272
ACI Worldwide Inc (b)	8,202	417,482
Appfolio Inc Class A (b)	4	941
Aurora Innovation Inc Class A (b)(c)	177,008	1,047,887
Blackbaud Inc (b)	8,685	735,446
BlackLine Inc (b)	33,435	1,843,606
Clear Secure Inc Class A	116,411	3,857,861
CommVault Systems Inc (b)	45,969	7,072,331
Domo Inc Class B (b)(c)	165,476	1,242,725
E2open Parent Holdings Inc Class A (b)(c)	101,165	446,138
Intapp Inc (b)	29,985	1,434,183
Jamf Holding Corp (b)(c)	43,881	761,335
LivePerson Inc (b)(c)	431,866	552,788
LiveRamp Holdings Inc (b)	118,624	2,939,503
Meridianlink Inc (b)(c)	19,747	406,196
N-able Inc/US (b)	59,748	780,309
ON24 Inc (b)	25,624	156,819
OneSpan Inc (b)	15,018	250,350
PagerDuty Inc (b)	90,118	1,671,689
Progress Software Corp	38,419	2,588,288
PROS Holdings Inc (b)	78,855	1,460,395
Q2 Holdings Inc (b)	84,208	6,717,272
Qualys Inc (b)	36,496	4,688,276
SecureWorks Corp Class A (b)	12,854	113,757
Sprinklr Inc Class A (b)(c)	49,158	379,991
Sprout Social Inc Class A (b)(c)	29,670	862,507
SPS Commerce Inc (b)	33,179	6,442,366
Tenable Holdings Inc (b)	45,335	1,836,974
Upland Software Inc (b)	58,547	145,782
Weave Communications Inc (b)	47,250	604,800
Workiva Inc Class A (b)	30,968	2,450,188
Xperi Inc (b)	247,965	2,291,197
Yext Inc (b)	357,889	2,476,592
Zuora Inc Class A (b)	172,167	1,484,080
		62,228,326
Technology Hardware, Storage & Peripherals - 0.1%
Diebold Nixdorf Inc (b)	19,024	849,612
TOTAL INFORMATION TECHNOLOGY		120,456,698

Materials - 4.9%
Chemicals - 2.3%
American Vanguard Corp	106,800	566,040
Balchem Corp	5,337	939,312
Hawkins Inc	42,302	5,392,236
HB Fuller Co	69,876	5,546,757
Innospec Inc	1,848	208,990
Minerals Technologies Inc	66,614	5,144,599
Sensient Technologies Corp	36,648	2,939,903
Trinseo PLC	63,629	325,144
		21,062,981
Containers & Packaging - 0.4%
Myers Industries Inc	57,876	799,846
O-I Glass Inc (b)	166,757	2,187,852
TriMas Corp	39,679	1,013,005
		4,000,703
Metals & Mining - 1.9%
ATI Inc (b)	31,512	2,108,468
Carpenter Technology Corp	46,363	7,398,609
Coeur Mining Inc (b)	88,006	605,481
Commercial Metals Co	5,112	280,956
Constellium SE (b)	70,220	1,141,777
Hecla Mining Co	163,599	1,091,205
Materion Corp	6,754	755,502
Olympic Steel Inc	28,941	1,128,699
SunCoke Energy Inc	225,753	1,959,536
Worthington Steel Inc	35,041	1,191,744
		17,661,977
Paper & Forest Products - 0.3%
Sylvamo Corp	28,577	2,453,335
TOTAL MATERIALS		45,178,996

Real Estate - 5.9%
Diversified REITs - 0.8%
American Assets Trust Inc	131,435	3,511,943
Empire State Realty Trust Inc Class A	328,922	3,644,456
		7,156,399
Health Care REITs - 0.8%
American Healthcare REIT Inc	131,493	3,431,967
CareTrust REIT Inc	64,710	1,996,951
Global Medical REIT Inc	117,420	1,163,632
Healthpeak Properties Inc	1	23
Universal Health Realty Income Trust	11,543	528,092
		7,120,665
Hotel & Resort REITs - 0.3%
Ashford Hospitality Trust Inc (b)(c)	128,550	96,207
Ryman Hospitality Properties Inc	28,489	3,055,160
		3,151,367
Industrial REITs - 0.5%
EastGroup Properties Inc	6,731	1,257,485
Terreno Realty Corp	45,812	3,061,616
		4,319,101
Office REITs - 0.6%
COPT Defense Properties	55,325	1,678,007
Equity Commonwealth (b)	117,781	2,343,842
SL Green Realty Corp	17,691	1,231,471
		5,253,320
Real Estate Management & Development - 1.1%
Anywhere Real Estate Inc (b)	444,914	2,260,163
Compass Inc Class A (b)	885,158	5,408,316
eXp World Holdings Inc (c)	82,013	1,155,563
Opendoor Technologies Inc Class A (b)(c)	399,653	799,306
RE/MAX Holdings Inc Class A (b)	23,557	293,285
Redfin Corp (b)	15,965	200,041
		10,116,674
Residential REITs - 0.2%
NexPoint Residential Trust Inc	8,631	379,849
Veris Residential Inc	132,009	2,357,681
		2,737,530
Retail REITs - 1.0%
Alexander's Inc	1,859	450,547
Macerich Co/The	116,726	2,129,082
Phillips Edison & Co Inc	89,201	3,363,770
SITE Centers Corp	17,426	1,054,273
Tanger Inc	30,349	1,006,980
Whitestone REIT	88,471	1,197,013
		9,201,665
Specialized REITs - 0.6%
Outfront Media Inc	225,496	4,144,617
Uniti Group Inc	193,597	1,091,887
		5,236,504
TOTAL REAL ESTATE		54,293,225

Utilities - 1.9%
Electric Utilities - 0.4%
ALLETE Inc	23,871	1,532,279
Otter Tail Corp (c)	24,319	1,900,773
		3,433,052
Gas Utilities - 0.5%
New Jersey Resources Corp	72,282	3,411,711
Southwest Gas Holdings Inc	22,324	1,646,618
		5,058,329
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc (b)	22,493	219,081
Water Utilities - 1.0%
American States Water Co	41,954	3,494,349
California Water Service Group	40,715	2,207,567
Consolidated Water Co Ltd (c)	11,038	278,268
SJW Group	58,970	3,426,747
		9,406,931
TOTAL UTILITIES		18,117,393

TOTAL UNITED STATES		879,758,330
TOTAL COMMON STOCKS (Cost $793,648,947)		901,572,141

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/17/2024	5.27	220,000	219,540
US Treasury Bills 0% 11/29/2024	5.04	350,000	347,309
US Treasury Bills 0% 12/26/2024 (f)	4.54	1,710,000	1,691,597
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,258,290)			2,258,446

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.89	19,910,497	19,914,479
Fidelity Securities Lending Cash Central Fund (g)(h)	4.89	40,787,696	40,791,775
TOTAL MONEY MARKET FUNDS (Cost $60,706,253)			60,706,254

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $856,613,490)	964,536,841
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(40,311,059)
NET ASSETS - 100.0%	924,225,782

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	176	Dec 2024	19,792,960	364,674	364,674

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,361,191.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	31,391,601	79,507,070	90,984,192	223,666	-	-	19,914,479	0.0%
Fidelity Securities Lending Cash Central Fund	29,678,010	83,369,709	72,255,944	25,410	-	-	40,791,775	0.2%
Total	61,069,611	162,876,779	163,240,136	249,076	-	-	60,706,254

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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